Acquisition (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended	0 Months Ended
	Dec. 31, 2013	Sep. 27, 2013 Bluemile, Inc.
Acquisitions
Initial cash consideration		$ 15.0
Consideration contingent upon achieving certain financial metrics		5.0
Merger related transaction costs		0.2
Contingent consideration liability		4.6
Purchase price consideration
Cash	15.4	15.4
Contingent consideration		4.6
Total purchase price		$ 20.0